Accounts Payable and Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts payable and accrued liabilities

	March 31, 2022	December 31, 2021
	(Unaudited)

Accounts payable	$218,714	$251,404
Accounts payable – related party	124,370	124,370
Accrued expenses	265,506	385,776
Accrued legal costs	349,726	253,901
Accrued salary	71,198	50,228
Accounts payable and accrued expenses and accounts payable – related party	$1,029,514	$1,065,679

	December 31, 2021	December 31, 2020

Accrued expenses	$385,776	$223,671
Accounts payable	375,774	330,095
Accrued legal costs	253,901	348,460
Accrued salary and payroll taxes	50,228	—
Total	$1,065,679	$902,226